related party transactions - Transactions with real estate joint ventures and associate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions with key management personnel
Lease liabilities	$ 3,314	$ 2,882
Gain on contributions of real estate to joint ventures	$ 44	110
TELUS Sky
Transactions with key management personnel
Lease liabilities		157
Gain on contributions of real estate to joint ventures		30
Impairment reversal		23
TELUS Sky | Real estate
Transactions with key management personnel
Reversal of real estate rationalization		$ 37